                   AH&H Partners Fund Limited Partnership
                        Report on Financial Statements
                         Year Ended December 31,2002
                                  (audited)





                             TABLE OF CONTENTS

                                                                 PAGE


      FINANCIAL STATEMENTS:

      Investment Portfolio
      For the Year Ended December 31,2002	(audited)	  2

       Statement of Assets & Liabilities			  3
      For the Year Ended December 31,2002	(audited)

      Statement of Operations                                     4
      For the Year Ended December 31,2002	(audited)

      Statement of Changes in Net Assets                          5
      For the Year Ended December 31,2002	(audited)

      Notes to Financial Statements 				6-7

                     AH&H Partners Fund Limited Partnership
                              Investment Portfolio
                           Year Ended December 31,2002

INDUSTRY & COMPANY                                 Shares         Value

EQUITY SECURITIES - COMMON STOCK        0.0%


    HEALTHCARE                          0.0%
     Ascent Pediatrics                             215,969         $9



 TOTAL EQUITY HOLDINGS (Cost $0)                       		   $9



INDUSTRY & COMPANY                                  Shares        Value
PRIVATE HOLDINGS   		99.6%

 Carbon Medical Tech.- Convertable Subnote-Warrants 36,363	   $0
 Carbon Medical Technology- Common Stock           181,250      $951,563
 Carbon Medical Technology- Ser. A Pfd.            125,000      $656,250
 Carbon Medical Technology- Ser. B Pfd.             71,429      $375,002
 Marathon Technologies - Series B                   31,250      $0
 Marathon Technologies - Series D                   20,833      $83,332
 Sys-Tech Solutions (Common Stock)                 149,965       $0
 Sys-Tech Solutions - Series A Pfd.                  2,777      $83,310
 Sys-Tech Solutions - Series B Pfd.                  1,020      $102,000
                                                                 --------
TOTAL PRIVATE HOLDINGS (COST $2,817,405)                       $2,251,457

CASH & EQUIVALENTS                      .4%

     State Street Checking					     $100
     Reich & Tang Short Term Money Market Fund                     $9,991
                                                                ----------
Total Cash & Equivalents (Cost $$10,091)                          $10,091

TOTAL INVESTMENT PORTFOLIO             100.0%
    (Cost $2,327,496)                                          $2,261,557

                                                                ---------







 The accompaning notes are an integral part of these financial statements.

                     AH&H Partners Fund Limited Partnership
                      Statement of Assets and Liabilities
                         Year Ended December 31,2002
                                (audited)



                                                         Year Ended
                                                      	December 31,2002
                                                        --------------
ASSETS
  Investments at Market value (Cost Basis $2,327,496)       $2,261,557
                                                            ----------

    TOTAL ASSETS                                            $2,261,557
                                                           -----------
                                                           -----------
LIABILITIES

  Accrued Board of Directors Fees                              $2,500
                                                              --------

TOTAL LIABILITIES                                              $2,500
                                                              --------

NET ASSETS                                                  $2,259,057
                                                           -----------
                                                           -----------

 The accompanying notes are an integral part of these financial statements.

                       AH&H Partners Fund Limited Partnership
                              Statement of Operations
                     	   Year Ended December 31,2002
                                 (audited)



                                                      	Year Ended
                                                      December 31,2002
                                                      ---------------
    INVESTMENT INCOME

      Income:
         Dividends                                          $5,549
         Interest                                           $4,389
                                                       ---------------
      Total Income                                          $9,938

      Expenses:
	 Other Expenses					    $8,876
                                                      ---------------
      Total Expenses                                        $8,876

     Net Investment Gain/loss                               $1,062
                                                       -------------

     NET REALIZED AND UNREALIZED GAIN(LOSS)

        Net Realized Loss                                 ($2,302,762)
        Net Unrealized Gain/(Loss)                           $665,004
                                                        --------------

     Net Gain/(Loss) on Investments                       ($1,637,758)
                                                        --------------

     NET DECREASE IN NET ASSETS                           ($1,636,696)
                                                       --------------





 The accompanying notes are an integral part of the financial statements.

                       AH&H Partners Fund Limited Partnership
                         Statement of Change in Net Assets
                     	   Year Ended December 31,2002
                                 (audited)



                                                      	Year Ended
                                                     December 31,2002
                                                      ---------------
    GAIN/LOSS IN NET ASSETS

      Operations:
         Net Investment gain/loss                          $1,062
         Net Realized gain/loss                         ($2,302,762)
         Net Unrealized gain/loss                         $665,004
                                             	       ---------------
      Net gain/loss from operations                     ($1,636,696)


         Contributions to Capital                             $0

         Withdrawals from Capital			($13,209,300)
                                                      ---------------

      GAIN/LOSS IN NET ASSETS                           ($14,845,996)


  Adjusted Net Assets at begining of period             $17,105,053


     NET ASSETS AT END OF PERIOD                        $2,259,057
                                                       --------------





 The accompanying notes are an integral part of the financial statements.

                   AH&H PARTNERS FUND LIMITED PARTNERSHIP
                        Notes to Financial Statements
                        Year Ended December 31,2002
                                 (audited)



 NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Nature of Business
   ------------------
    The AH&H Partners Fund Limited Partnership(the "Partnership")was organized June 8,1990 as a Massachusetts limited partnership and is registered with the Securities and Exchange Commission as a closed-end, non-diversified management investment company. The Agreement of Limited Partnership was amended and restated on September 13,1990, April 1,1992 and January 1,1996. The Partner-ship operates under the Investment Company Act of 1940
    (the "1940 Act") as an interval fund. The Partnership's interests are not registered under the Securities Act of 1933.

    Adams, Harkness & Hill, Inc., a Massachusetts Corporation, serves as Managing General Partner. The Managing General Partner must maintain a capital account balance equal to the lesser of 1% of the sum of all the positive capital account balances of all the Partners or the greater of $500,000 or 0.2% of the sum of the positive capital account balances of all the Partners.

    On December 27,2001, the managing Directors of the Partnership voted unanimously in accordance with the Amended and Restated Agreement (Agreement) of Limited Partnership to terminate, disolve and not reconstitute the Partnership, over a two year period. The managing general partner must liquidate and distribute the partnership's assets in accordance with the Partnership Agreement. The managing directors of the Partnership voted to immediately suspend periodic redemption of its interest until dissolution, which is expected to occur on or about December 31, 2003. Accordingly, the accompanying financial statements are herein presented on the liquidation basis of accounting.

    Estimates
    ---------
    The preparation of financial statements in conformity with generally accepted accounting principals requires the Partnership's management to make estmates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

    Cash and Cash Equivalents
    -------------------------
    The Partnership considers all highly liquid debt instruments purchased with the original maturity of three months or less to be cash equivalents. The Partnership places its temporary cash investments with high credit quality financial institutions.

    Security Valuation
    ------------------
    Portfolio securities which are traded on U.S. stock exchanges are valued at the most recent sale price reported on the exchange on which the security is traded most extensively. If no sale occurred, the security is valued at the mean between the closing bid and asked prices. Securities for which market quotations are not readily available are valued at "fair value" as determined in good faith by the general partner.

                      AH&H PARTNERS FUND LIMITED PARTNERSHIP
                           Notes to Financial Statements
                       Year Ended December 31,2002
                                   (audited)

 NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES (Continued)


     Securities Transactions and Investment Income
    ---------------------------------------------
    Securities transactions are recorded on a trade-date basis. Securities gains or losses are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including original issue discount, where applicable, is recorded on an accrual basis, except for bonds trading "flat", in which case interest is recorded when received.


     Income Taxes
     ------------

    No federal or state income tax is imposed on the Partnership as an entity. The Partnership's income, gains, losses, deductions and credits flow through to the Partners. Each partner must include his or her share of partnership income in his or her tax returns.


 NOTE 2 - INVESTMENTS IN TRADING SECURITIES
 ------------------------------------------

    The securities portfolio was comprised of equity securities classified as trading in conjunction with FASB No. 115, Accounting for Debt and Equity Securities. Investments owned by the Partnership are valued at their fair market value with any unrealized gain or loss reflected in operations. Securities transactions (and any related gains or losses on sales) are recorded on a settlement date basis. At December 31, 2002, 99.6% of the portfolio is comprised of private equity holdings and the remaining balance is cash.

    The total unrealized holding gain on trading securities was $665,004. The total realized loss on securities sold was $2,302,762 for the Year Ended December 31,2002.


  NOTE 3 - INVESTMENT ADVISORY AGREEMENTS AND TRANSACTIONS WITH
  -------------------------------------------------------------
  RELATED PARTIES.
  ----------------

    The Partnership has an investment advisory agreement with the Managing General Partner. Certain individuals who are executive officers and directors of the Managing General Partner are also Limited Partners of the Partnership. As of December 31, 2001 the Partnership discontinued the payment of management fees and therefore, the managing general partner received no fees for advisory services.



 NOTE 4 - INVESTMENT TRANSACTIONS
 --------------------------------

    Purchases and proceeds from sales of investment securities (excluding short term investments) for the Year Ended December 31, 2002 aggregated $2,045 and $11,749,866 respectively.